Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	117 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000166436
Average Annual Return [Line Items]
Average Annual Return, Percent	22.57%	12.15%	12.26%
Without Sales Load [Member] | C000166438
Average Annual Return [Line Items]
Average Annual Return, Percent	22.84%	12.33%	12.42%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.90%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.90%